Share Based Payments, Measurement of Fair Values (Details)	12 Months Ended
Jun. 30, 2026 yr $ / shares
Fair Values Measurement [Abstract]
Share price at grant date (in dollars per share)	$ 2.55
Expected volatility	8500.00%
Minimum [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 0.96
Maximum [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	1.85
FY25 Deferred STI Awards [Member] | Recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	3.12
Share price at grant date (in dollars per share)	$ 3.12
Expected volatility	8000.00%
Expected Life (in years) | yr	1.92
Risk-free interest rate	395.70%
FY26 Deferred STI Awards [Member]
Fair Values Measurement [Abstract]
Risk-free interest rate	368.90%
FY26 Deferred STI Awards [Member] | Recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 3.17
Share price at grant date (in dollars per share)	$ 3.17
Expected volatility	8000.00%
Expected Life (in years) | yr	1.85
FY25 Employee Share Awards [Member] | Recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 2.52
Share price at grant date (in dollars per share)	$ 2.52
Expected volatility	8000.00%
FY25 Employee Share Awards [Member] | Recurring [Member] | Minimum [Member]
Fair Values Measurement [Abstract]
Expected Life (in years) | yr	1
Risk-free interest rate	384.90%
FY25 Employee Share Awards [Member] | Recurring [Member] | Maximum [Member]
Fair Values Measurement [Abstract]
Expected Life (in years) | yr	2
Risk-free interest rate	400.20%
FY26 Employee Share Awards [Member]
Fair Values Measurement [Abstract]
Risk-free interest rate	395.30%
FY26 Employee Share Awards [Member] | Recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 4.56
Share price at grant date (in dollars per share)	$ 4.56
Expected volatility	8000.00%
Expected Life (in years) | yr	1.05
FY25 LTI Awards [Member] | Recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 2.53
Share price at grant date (in dollars per share)	$ 2.53
Expected volatility	8000.00%
Expected Life (in years) | yr	2.76
Risk-free interest rate	392.30%
FY26 LTI Awards [Member] | Recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 2.74
Share price at grant date (in dollars per share)	$ 3.17
Expected volatility	7600.00%
Expected Life (in years) | yr	2.77
Risk-free interest rate	374.70%
Piedmont Replacement Option Awards [Member] | Non-recurring [Member] | Minimum [Member]
Fair Values Measurement [Abstract]
Risk-free interest rate	376.70%
Piedmont Replacement Option Awards [Member] | Non-recurring [Member] | Maximum [Member]
Fair Values Measurement [Abstract]
Risk-free interest rate	407.60%
Piedmont Replacement Share Awards [Member] | Non-recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 2.55
Expected Life (in years) | yr	1.34
Risk-free interest rate	374.90%